Leases - Summary of Other Information Related to Leases (Details)	12 Months Ended
Dec. 31, 2019 CNY (¥)
Supplemental disclosures of cash flow information:
Cash paid for amounts included in measurement of operating leases liabilities	¥ 12,850,734
Right-of-use assets acquired in exchange for operating lease obligations	8,696,875
Right-of-use assets acquired in connection with Huanqiuyimeng Acquisition	¥ 32,089,416
Weighted average remaining lease term	1 year 8 months 1 day
Weighted average discount rate	5.88%